Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consisted of the following as of December 31, 2011 and 2012:

	As of December 31, 2011	As of December 31, 2012
	(in thousands)
Communications and fiber optic networks	$360,551	$461,750
Computer equipment and software	172,191	184,701
Land and buildings	42,869	42,860
Leasehold improvements	34,848	36,582
Office and other equipment	13,127	17,444
Work in progress	29,525	47,355
Property and equipment, gross	653,111	790,692
Less accumulated depreciation	(263,562)	(371,726)
Property and equipment, net	$389,549	$418,966

Depreciation expense, which includes depreciation expense associated with property under capital leases, was $17.6 million, $100.9 million and $112.6 million for the years ended December 31, 2010, 2011 and 2012, respectively.